Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2025

Shares		Value
COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 7.8%
	APPAREL 0.4%
39,121	Crocs, Inc.(1)(2)	$3,268,559
	ENGINEERING & CONSTRUCTION 1.7%
36,400	TopBuild Corp.(1)(2)	14,227,304
	ENTERTAINMENT 1.2%
102,272	Churchill Downs, Inc.	9,921,407
	HOME BUILDERS 1.5%
21,900	Cavco Industries, Inc.(1)	12,717,987
	RETAIL 3.0%
28,015	Group 1 Automotive, Inc.	12,256,843
41,600	Texas Roadhouse, Inc.	6,911,840
21,800	Wingstop, Inc.(2)	5,486,624
		24,655,307
		64,790,564
CONSUMER STAPLES 3.4%
	FOOD 3.4%
39,600	J & J Snack Foods Corp.(2)	3,805,164
225,000	Post Holdings, Inc.(1)	24,183,000
		27,988,164
FINANCIALS 8.0%
	BANKS 1.2%
206,496	First Financial Bankshares, Inc.	6,948,590
38,900	Walker & Dunlop, Inc.	3,252,818
		10,201,408
	DIVERSIFIED FINANCIALS 1.4%
104,422	Stifel Financial Corp.	11,848,764
	INSURANCE 5.4%
60,000	Assured Guaranty Ltd.	5,079,000
47,400	Primerica, Inc.	13,157,766
263,800	RLI Corp.	17,205,036
110,193	Selective Insurance Group, Inc.	8,933,347
		44,375,149
		66,425,321
HEALTHCARE 7.9%
	HEALTHCARE PRODUCTS 1.6%
158,000	Merit Medical Systems, Inc.(1)	13,150,340
	HEALTHCARE SERVICES 6.3%
19,000	Chemed Corp.	8,507,060
159,100	Ensign Group, Inc.(2)	27,487,707
32,500	Medpace Holdings, Inc.(1)	16,710,200
		52,704,967
		65,855,307
INDUSTRIALS 51.0%
	BUILDING MATERIALS 5.3%
208,500	AAON, Inc.(2)	19,482,240
6,000	Lennox International, Inc.	3,176,160
33,000	Simpson Manufacturing Co., Inc.	5,526,180
72,000	SPX Technologies, Inc.(1)	13,448,160
48,000	Trex Co., Inc.(1)(2)	2,480,160
		44,112,900
Shares		Value
COMMON STOCKS 96.3% (continued)
INDUSTRIALS 51.0% (continued)
	COMMERCIAL SERVICES 0.5%
63,300	TriNet Group, Inc.(2)	$4,234,137
	COMPUTERS 9.0%
70,100	CACI International, Inc. Class A(1)(2)	34,964,478
584,065	ExlService Holdings, Inc.(1)	25,716,382
180,000	Genpact Ltd.	7,540,200
59,600	Science Applications International Corp.	5,922,452
		74,143,512
	DISTRIBUTION/WHOLESALE 2.6%
276,100	Rush Enterprises, Inc. Class A	14,763,067
51,100	SiteOne Landscape Supply, Inc.(1)	6,581,680
		21,344,747
	ELECTRICAL EQUIPMENT 1.5%
37,000	Acuity, Inc.	12,742,430
	ELECTRONICS 3.5%
113,600	Woodward, Inc.	28,707,856
	ENGINEERING & CONSTRUCTION 7.6%
47,200	Comfort Systems USA, Inc.	38,948,496
19,600	EMCOR Group, Inc.	12,730,984
162,600	Exponent, Inc.	11,297,448
		62,976,928
	HAND/MACHINE TOOLS 2.1%
44,800	Franklin Electric Co., Inc.	4,264,960
77,600	MSA Safety, Inc.(2)	13,352,632
		17,617,592
	MACHINERY - DIVERSIFIED 7.8%
100,100	Applied Industrial Technologies, Inc.	26,131,105
35,800	Kadant, Inc.(2)	10,653,364
99,047	Watts Water Technologies, Inc. Class A	27,661,846
		64,446,315
	METAL FABRICATE/HARDWARE 3.7%
78,600	RBC Bearings, Inc.(1)	30,676,794
	MISCELLANEOUS MANUFACTURERS 4.9%
19,400	Carlisle Cos., Inc.(2)	6,381,824
13,200	Enpro, Inc.(2)	2,983,200
261,803	Federal Signal Corp.	31,151,939
		40,516,963
	TRANSPORTATION 0.5%
33,800	Landstar System, Inc.	4,142,528
	TRUCKING & LEASING 2.0%
95,300	GATX Corp.	16,658,440
		422,321,142
INFORMATION TECHNOLOGY 13.3%
	COMPUTERS 1.6%
75,300	Crane NXT Co.(2)	5,050,371
49,860	Insight Enterprises, Inc.(1)(2)	5,654,623
21,700	Qualys, Inc.(1)	2,871,561
		13,576,555
	ELECTRICAL EQUIPMENT 0.1%
3,000	Littelfuse, Inc.	777,030
See Supplementary Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 96.3% (continued)
INFORMATION TECHNOLOGY 13.3% (continued)
	ELECTRONICS 2.4%
91,200	Badger Meter, Inc.	$16,286,496
21,400	TD SYNNEX Corp.	3,504,250
		19,790,746
	INTERNET 1.2%
139,000	ePlus, Inc.	9,870,390
	MISCELLANEOUS MANUFACTURERS 3.2%
71,700	Fabrinet(1)(2)	26,143,254
	SEMICONDUCTORS 1.3%
87,046	MACOM Technology Solutions Holdings, Inc.(1)	10,836,357
	SOFTWARE 3.5%
141,800	ACI Worldwide, Inc.(1)	7,482,786
55,449	Appfolio, Inc. Class A(1)	15,285,071
57,600	SPS Commerce, Inc.(1)	5,998,464
		28,766,321
		109,760,653
MATERIALS 4.4%
	CHEMICALS 0.7%
36,100	Balchem Corp.	5,417,166
	IRON/STEEL 1.5%
49,000	Carpenter Technology Corp.	12,031,460
	PACKAGING & CONTAINERS 2.2%
69,300	AptarGroup, Inc.	9,262,638
217,600	Silgan Holdings, Inc.(2)	9,358,976
		18,621,614
		36,070,240
UTILITIES 0.5%
	WATER 0.5%
59,900	American States Water Co.	4,391,868
TOTAL COMMON STOCKS (Cost $475,247,344)		797,603,259
SHORT-TERM INVESTMENTS 5.3%
	MONEY MARKET FUNDS 5.3%
29,756,434	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(3)	29,756,434
14,274,900	State Street Navigator Securities Lending Government Money Market Portfolio(4)	14,274,900
		44,031,334
TOTAL SHORT-TERM INVESTMENTS (Cost $44,031,334)		44,031,334
TOTAL INVESTMENTS IN SECURITIES 101.6% (Cost $519,278,678)		$841,634,593
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.6)%		(13,297,928)
NET ASSETS(5) 100.0%		$828,336,665

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2025, the market value of the securities on loan was $111,356,611.
(3)	Rate reflects 7 day yield as of September 30, 2025.
(4)
Securities with an aggregate market value of
$111,356,611 were out on loan in exchange for
$14,274,900 of cash collateral as of September 30, 2025.
The collateral was invested in a cash collateral
reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$519,278,678, aggregate gross unrealized appreciation
was $335,271,516, aggregate gross unrealized
depreciation was $12,915,601 and the net unrealized
appreciation was $322,355,915.

See Supplementary Notes to Financial Statements.

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Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

2